Lessor Accounting (Activity in Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Balance at beginning of year	¥ 3,068	¥ 2,627
Charge-offs	(2,157)	(2,199)
Provision	2,331	2,351
Translation adjustments and other	549	289
Balance at end of year	¥ 3,791	¥ 3,068